Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Future Unconditional Purchase Obligations

The Company has various obligations for technology, outsourcing and other services contracted in the ordinary course of business. The future unconditional purchase obligations as of December 31, 2025 and 2024 are as follows:

	December 31,
(millions of U.S. dollars)	2025	2024
Within 1 year	524	479
Between 1 and 2 years	456	267
Between 2 and 3 years	365	92
Between 3 and 4 years	321	34
Between 4 and 5 years	296	7
Later than 5 years	-	4
	1,962	883